Unaudited Interim Condensed Consolidated Statements of Operations and Comprehensive Income - USD ($)		6 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Income Statement [Abstract]
Revenues		$ 2,618,928	$ 3,501,947
Cost of revenues		(202,430)	(804,142)
Gross profit		2,416,498	2,697,805
Operating expenses
General and administrative expenses		(2,151,111)	(3,904,027)
Selling and marketing expenses		(1,593,092)	(157,637)
Research and development expenses		(394,814)	(274,371)
Total operating expenses		(4,139,017)	(4,336,035)
Operating loss		(1,722,519)	(1,638,230)
Other income/(expenses)
Fair Value Change in Derivative Liability		501,544
Interest expenses, net		(497,564)	(1,496,504)
Other non-operating income		48,461	387,816
Total other income/(expenses)		52,441	(1,108,688)
Loss before income taxes		(1,670,078)	(2,746,918)
Income tax provision			(340,441)
Net loss		(1,670,078)	(3,087,359)
Net loss attributable to the Company’s ordinary shareholders		(1,670,078)	(3,087,359)
Foreign currency translation adjustment		88,431	28,114
Total comprehensive loss attributable to the Company’s ordinary shareholders		$ (1,581,647)	$ (3,059,245)
Loss per ordinary share attributable to ordinary shareholders
Basic (in Dollars per share)	[1]	$ (0.14)	$ (0.9)
Diluted (in Dollars per share)	[1]	$ (0.14)	$ (0.9)
Weighted average number of ordinary shares outstanding
Basic (in Shares)	[1],[2]	12,234,173	3,415,533
Diluted (in Shares)	[1]	12,234,173	3,415,533

[1]	The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on February 17, 2023, share split occurred on March 20, 2023, and share consolidation occurred on April 7, 2025 (Note 15).
[2]	The number of ordinary shares is the weighted average number based on both Class A ordinary shares and Class B ordinary shares, with each Class B ordinary share representing 100 voting rights.